Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	Jul. 03, 2023	Nov. 03, 2022
Income Statement [Abstract]
Number of shares stock split	1-to-1.6	retroactive effect to the 112,500 for 1 stock split